First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
July 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 89.9%
	Air Freight & Logistics – 2.0%
14,122	Forward Air Corp.	$734,203
	Banks – 5.8%
33,468	Bank of Marin Bancorp.	1,051,230
64,469	Veritex Holdings, Inc.	1,077,922
		2,129,152
	Capital Markets – 4.1%
8,767	Morningstar, Inc.	1,473,207
	Commercial Services & Supplies – 3.2%
44,192	Healthcare Services Group, Inc.	1,157,388
	Diversified Consumer Services – 4.2%
36,800	frontdoor, Inc. (a)	1,545,416
	Diversified Financial Services – 4.4%
42,576	Cannae Holdings, Inc. (a)	1,604,264
	Electrical Equipment – 5.8%
30,555	Allied Motion Technologies, Inc.	1,151,923
71,138	Thermon Group Holdings, Inc. (a)	963,920
		2,115,843
	Electronic Equipment, Instruments & Components – 3.1%
19,095	FARO Technologies, Inc. (a)	1,142,454
	Food Products – 1.4%
4,039	J&J Snack Foods Corp.	497,322
	Gas Utilities – 2.8%
19,040	Northwest Natural Holding Co.	1,018,450
	Health Care Equipment & Supplies – 7.3%
36,317	Avanos Medical, Inc. (a)	1,113,842
27,219	Natus Medical, Inc. (a)	505,729
66,341	Varex Imaging Corp. (a)	1,040,227
		2,659,798
	Hotels, Restaurants & Leisure – 0.9%
6,609	Nathan’s Famous, Inc.	336,596
	Insurance – 10.5%
25,740	Brown & Brown, Inc.	1,170,398
77,084	BRP Group, Inc., Class A (a)	1,345,116
28,419	James River Group Holdings Ltd.	1,316,368
		3,831,882
	IT Services – 4.7%
39,980	I3 Verticals, Inc., Class A (a)	966,716
Shares	Description	Value

	IT Services (Continued)
18,799	Perficient, Inc. (a)	$737,109
		1,703,825
	Machinery – 9.9%
12,631	John Bean Technologies Corp.	1,184,283
11,884	Kadant, Inc.	1,289,533
9,301	RBC Bearings, Inc. (a)	1,138,628
		3,612,444
	Paper & Forest Products – 2.7%
21,860	Neenah, Inc.	975,175
	Personal Products – 3.1%
38,300	Edgewell Personal Care Co. (a)	1,144,787
	Pharmaceuticals – 2.9%
45,495	Phibro Animal Health Corp., Class A	1,055,256
	Professional Services – 1.9%
60,004	Resources Connection, Inc.	678,045
	Real Estate Management & Development – 3.5%
39,655	RE/MAX Holdings, Inc., Class A	1,283,632
	Textiles, Apparel & Luxury Goods – 2.5%
95,100	Movado Group, Inc.	916,764
	Water Utilities – 3.2%
18,863	SJW Group	1,178,183
	Total Common Stocks	32,794,086
	(Cost $32,727,420)
REAL ESTATE INVESTMENT TRUSTS – 6.5%
	Equity Real Estate Investment Trusts – 6.5%
63,008	Gladstone Commercial Corp.	1,146,745
44,088	Rayonier, Inc.	1,224,765
	Total Real Estate Investment Trusts	2,371,510
	(Cost $2,219,353)
	Total Investments – 96.4%	35,165,596
	(Cost $34,946,773) (b)
	Net Other Assets and Liabilities – 3.6%	1,318,963
	Net Assets – 100.0%	$36,484,559

(a)	Non-income producing security.

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,192,658 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,973,835. The net unrealized appreciation was $218,823.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows:
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 32,794,086	$ 32,794,086	$ —	$ —
Real Estate Investment Trusts*	2,371,510	2,371,510	—	—
Total Investments	$ 35,165,596	$ 35,165,596	$—	$—

*	See Portfolio of Investments for industry breakout.